NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Net income attributable to SYLA Technologies Co., Ltd. per share
SCHEDULE OF BASIC AND DILUTED NET INCOME LOSS PER SHARE

The computation of basic and diluted net income per share in accordance with ASC Topic 260 for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Numerator:
Net income from continuing operations attributable to SYLA Technologies Co., Ltd.’s shareholders	1,114,836	688,174	306,432
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.’s shareholders	-	(6,742)	88,523
Net income attributable to SYLA Technologies Co., Ltd.’s shareholders	1,114,836	681,432	394,955

Denominator:
Weighted average number of common shares outstanding used in calculating basic net income per share	264,182	255,028	239,353
Dilutive effect of stock options	39,649	49,021	44,001
Weighted average number of common shares outstanding used in calculating diluted net income per share	303,831	304,049	283,354

Net income from continuing operations per share
Net income per share – basic	4,219.96	2,698.42	1,280.25
Net income per share – diluted	3,669.26	2,263.36	1,081.45

Income (loss) from discontinued operations per share
Net income (loss) per share – basic	-	(26.44)	369.84
Net income (loss) per share – diluted	-	(22.17)	312.41

Net income attributable to SYLA Technologies Co., Ltd. per share
Net income per share – basic	4,219.96	2,671.99	1,650.09
Net income per share – diluted	3,669.26	2,241.19	1,393.86